Fair Value of Financial Instruments (Details Narrative) - USD ($)	Apr. 04, 2023	Jan. 09, 2023	Jun. 30, 2022
Contingent consideration			$ 117,500
Paid to the sellers			98,800
Unpaid as account payable			$ 18,700
Foreign currency forward contract [Member]
Period of contract	90 days	90 days
Notional amount	$ 1,090,300	$ 1,082,500